Average Annual Total Returns - Class R R4 and Class I3 - Transamerica Mid Cap Growth	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	I3 1 Year	I3 5 Years	I3 10 Years	I3 Since Inception	I3 Inception Date	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	30.33%	15.38%	11.55%		Nov. 07, 2001	28.69%	12.06%	7.98%		18.70%	11.13%	7.82%		29.84%			14.71%	Mar. 10, 2017	30.54%			15.30%	Mar. 10, 2017	35.59%	[1]	18.66%	[1]	15.04%	[1]	21.07%	[1]

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